Insurance	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
Insurance
4. Insurance
Insurance Liabilities
Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2015	2014
	(In millions)
U.S.	$119,806	$119,717
MetLife Holdings	98,346	97,032
Corporate & Other	2,383	2,395
Total	$220,535	$219,144

See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.
Future policy benefits are measured as follows:

Product Type:	Measurement Assumptions:
Participating life
Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 7%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Nonparticipating life
Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company’s experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 2% to 11%.

Individual and group traditional fixed annuities after annuitization	Present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 11%.
Non-medical health insurance
The net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

Disabled lives	Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 2% to 8%.

Participating business represented 5% of the Company’s life insurance in-force at both December 31, 2015 and 2014. Participating policies represented 27%, 27% and 28% of gross traditional life insurance premiums for the years ended December 31, 2015, 2014 and 2013, respectively.
Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from less than 1% to 13%, less expenses, mortality charges and withdrawals.
Guarantees
The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that does not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 9. Guarantees accounted for as insurance liabilities include:

Guarantee:				Measurement Assumptions:
GMDBs	•	A return of purchase payment upon death even if the account value is reduced to zero.	•
Present value of expected death benefits in excess of the projected account balance recognizing the excess ratably over the accumulation period based on the present value of total expected assessments.

	•	An enhanced death benefit may be available for an additional fee.	•	Assumptions are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk.
			•	Investment performance and volatility assumptions are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.
			•	Benefit assumptions are based on the average benefits payable over a range of scenarios.
GMIBs	•
After a specified period of time determined at the time of issuance of the variable annuity contract, a minimum accumulation of purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount.
•
Present value of expected income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on present value of total expected assessments.

	•	Certain contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.	•	Assumptions are consistent with those used for estimating GMDB liabilities.
			•	Calculation incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.
GMWBs	•	A return of purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that cumulative withdrawals in a contract year do not exceed a certain limit.	•	Expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.
	•	Certain contracts include guaranteed withdrawals that are life contingent.

The Company also issues other annuity contracts that apply a lower rate on funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize. These guarantees include benefits that are payable in the event of death, maturity or at annuitization. Certain other annuity contracts contain guaranteed annuitization benefits that may be above what would be provided by the current account value of the contract. Additionally, the Company issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid-up benefit.
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Paid-Up Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2013	$109	$332	$340	$68	$849
Incurred guaranteed benefits	44	58	77	6	185
Paid guaranteed benefits	(5)	—	—	—	(5)
Balance at December 31, 2013	148	390	417	74	1,029
Incurred guaranteed benefits	51	68	124	8	251
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2014	196	458	541	82	1,277
Incurred guaranteed benefits	37	80	86	9	212
Paid guaranteed benefits	(1)	—	—	—	(1)
Balance at December 31, 2015	$232	$538	$627	$91	$1,488
Ceded
Balance at January 1, 2013	$86	$110	$265	$47	$508
Incurred guaranteed benefits	39	14	49	4	106
Paid guaranteed benefits	(5)	—	—	—	(5)
Balance at December 31, 2013	120	124	314	51	609
Incurred guaranteed benefits (1)	(80)	(100)	(9)	6	(183)
Paid guaranteed benefits	(3)	—	—	—	(3)
Balance at December 31, 2014	37	24	305	57	423
Incurred guaranteed benefits	14	2	49	6	71
Paid guaranteed benefits	(1)	—	—	—	(1)
Balance at December 31, 2015	$50	$26	$354	$63	$493
Net
Balance at January 1, 2013	$23	$222	$75	$21	$341
Incurred guaranteed benefits	5	44	28	2	79
Paid guaranteed benefits	—	—	—	—	—
Balance at December 31, 2013	28	266	103	23	420
Incurred guaranteed benefits	131	168	133	2	434
Paid guaranteed benefits	—	—	—	—	—
Balance at December 31, 2014	159	434	236	25	854
Incurred guaranteed benefits	23	78	37	3	141
Paid guaranteed benefits	—	—	—	—	—
Balance at December 31, 2015	$182	$512	$273	$28	$995

______________

(1)	See Note 6.
Information regarding the Company’s guarantee exposure, which includes direct business, but excludes offsets from hedging or reinsurance, if any, was as follows at:

	December 31,
	2015				2014
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(In millions)
Annuity Contracts (1)
Variable Annuity Guarantees
Total account value (2)	$59,858		$27,648		$62,810		$29,474
Separate account value	$48,216		$26,530		$51,077		$28,347
Net amount at risk	$1,698	(3)	$379	(4)	$702	(3)	$244	(4)
Average attained age of contractholders	65 years		63 years		65 years		63 years
Other Annuity Guarantees
Total account value (2)	N/A		$406		N/A		$456
Net amount at risk	N/A		$144	(5)	N/A		$153	(5)
Average attained age of contractholders	N/A		56 years		N/A		55 years

	December 31,
	2015		2014
	Secondary Guarantees	Paid-Up Guarantees	Secondary Guarantees	Paid-Up Guarantees
	(In millions)
Universal and Variable Life Contracts (1)
Total account value (2)	$8,166	$1,052	$8,213	$1,091
Net amount at risk (6)	$75,994	$7,658	$78,758	$8,164
Average attained age of policyholders	55 years	61 years	54 years	60 years
______________

(1)	The Company’s annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)	Includes the contractholder’s investments in the general account and separate account, if applicable.

(3)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(4)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(5)
Defined as either the excess of the upper tier, adjusted for a profit margin, less the lower tier, as of the balance sheet date or the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. These amounts represent the Company’s potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date.

(6)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2015	2014
	(In millions)
Fund Groupings:
Equity	$23,701	$24,995
Balanced	21,082	22,759
Bond	4,454	4,561
Money Market	132	150
Total	$49,369	$52,465
Obligations Under Funding Agreements
The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities (“SPEs”) that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2015, 2014 and 2013, the Company issued $35.1 billion, $36.7 billion and $26.8 billion, respectively, and repaid $35.5 billion, $31.7 billion and $25.1 billion, respectively, of such funding agreements. At December 31, 2015 and 2014, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $29.5 billion and $30.3 billion, respectively.
Metropolitan Life Insurance Company and General American Life Insurance Company (“GALIC”), a subsidiary, are members of regional banks in the Federal Home Loan Bank (“FHLB”) system (“FHLBanks”). Holdings of common stock of FHLBanks, included in equity securities, were as follows at:

	December 31,
	2015	2014
	(In millions)
FHLB of NY	$666	$661
FHLB of Des Moines	$40	$50

The Company has also entered into funding agreements with FHLBanks and the Federal Agricultural Mortgage Corporation, a federally chartered instrumentality of the U.S. (“Farmer Mac”). The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows at:

	Liability		Collateral
	December 31,
	2015	2014	2015		2014
	(In millions)
FHLB of NY (1)	$12,570	$12,570	$14,085	(2)	$15,255	(2)
Farmer Mac (3)	$2,550	$2,550	$2,643		$2,932
FHLB of Des Moines (1)	$750	$1,000	$851	(2)	$1,141	(2)
______________

(1)
Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities (“RMBS”), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank’s recovery on the collateral is limited to the amount of the Company’s liability to such FHLBank.

(2)	Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

(3)
Represents funding agreements issued to certain SPEs that have issued debt securities for which payment of interest and principal is secured by such funding agreements, and such debt securities are also guaranteed as to payment of interest and principal by Farmer Mac. The obligations under these funding agreements are secured by a pledge of certain eligible agricultural real estate mortgage loans and may, under certain circumstances, be secured by other qualified collateral. The amount of collateral presented is at carrying value.

Liabilities for Unpaid Claims and Claim Expenses
Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits and other policy-related balances, was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$7,310	$7,022	$6,826
Less: Reinsurance recoverables	286	290	301
Net balance at January 1,	7,024	6,732	6,525
Incurred related to:
Current year	5,316	5,099	4,762
Prior years	13	—	(12)
Total incurred	5,329	5,099	4,750
Paid related to:
Current year	(3,415)	(3,228)	(3,035)
Prior years	(1,684)	(1,579)	(1,508)
Total paid	(5,099)	(4,807)	(4,543)
Net balance at December 31,	7,254	7,024	6,732
Add: Reinsurance recoverables	273	286	290
Balance at December 31,	$7,527	$7,310	$7,022
Separate Accounts
Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $79.7 billion and $83.8 billion at December 31, 2015 and 2014, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $56.2 billion and $55.5 billion at December 31, 2015 and 2014, respectively. The latter category consisted primarily of guaranteed interest contracts. The average interest rate credited on these contracts was 2.40% and 2.25% at December 31, 2015 and 2014, respectively.
For the years ended December 31, 2015, 2014 and 2013, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.